Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Sep. 30, 2024
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets Useful lives	3 years
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets Useful lives	10 years